Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions
Schedule of transactions with related parties

Dividends receivable and other amounts due from related parties

	December 31,	June 30,
	2019	2020
Dividends receivable from associate	450	825
Other receivables	123	2,517
Total	573	3,342

Other receivables include a balance of $2,457 which is receivable from Egypt LNG Shipping Ltd. from the sale of a low-pressure turbine (Note 5).

Current Liabilities

Amounts due to related parties

	December 31,	June 30,
	2019	2020
Ship management creditors	328	512
Amounts due to related parties	200	78